Long-Term Investments and Variable Interest Entities - Long-Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Long-term investments	$ 22	$ 11